Schedule of Disaggregated Revenue by Product And Services (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total net revenues	$ 9,296	$ 3,786	$ 36,088	$ 10,659	$ 22,771	$ 17,975
Product [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	3,393	1,684	26,199	3,633	13,149	3,749
Service [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	1,292	1,427	3,857	4,062	5,441	5,512
License Royalty And Other [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	$ 4,611	$ 675	$ 6,032	$ 2,964	$ 4,181	$ 8,714